Income Taxes (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Effective tax statutory rate	34.00%	34.00%	34.00%	34.00%	(34.00%)	(34.00%)
Refundable tax credit	$ 0		$ 47,802